S000069533 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P MidCap 400 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	8.58%	13.09%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	15.64%
iShares ESG Select Screened S&P Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.08%	8.44%	12.91%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.71%	8.05%	12.51%
iShares ESG Select Screened S&P Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	6.56%	10.28%